Commitments and contingencies - Supplemental Balance Sheet Information (Details) - USD ($) $ in Thousands	Jul. 03, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating lease assets	$ 17,669	$ 14,961
Operating lease liabilities- current	2,918	1,960
Operating lease liabilities- noncurrent	15,989	14,108
Total operating lease liabilities	$ 18,907	$ 16,068
Weighted average remaining lease term (years)	6 years 2 months 12 days	7 years 2 months 12 days
Weighted average discount rate for operating leases	4.40%	5.00%
Bio Ventus LLC [Member]
Operating lease assets		$ 14,961	$ 15,267
Operating lease liabilities- current		1,960	1,814
Operating lease liabilities- noncurrent		14,108	14,513
Total operating lease liabilities		$ 16,068	$ 16,327
Weighted average remaining lease term (years)		7 years 2 months 12 days	8 years
Weighted average discount rate for operating leases		5.00%	5.00%